FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Changes in Right-of-Use Assets and Lease Liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2022	98,535
Additions	—
Depreciation	(14,946)
Impairment	—
Balance as of December 31, 2022	83,589
Additions	16,281
Depreciation	(14,946)
Impairment	—
Disposal	(16,281)
Balance as of December 31, 2023	68,643
Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2022	127,730
Additions	—
Repayments	(29,059)
Interest expense on obligations under finance lease	7,304
Balance as of January 1, 2023	105,975
Additions	16,281
Repayments	(40,568)
Foreign exchange translation	(198)
Interest expense on obligations under finance lease	6,098
Balance as of December 31, 2023	87,588
Current portion	19,601
Non-current portion	67,987

Schedule of Outstanding Obligations Under Finance Leases
The outstanding obligations under finance leases as of December 31, 2023 are payable as follows:

(in thousands of $)
2024	24,553
2025	22,551
2026	20,617
2027	20,617
2028	12,320
Thereafter	—
Minimum lease payments	100,658
Less: imputed interest	(13,070)
Present value of obligations under finance leases	87,588